Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [Abstract]
Schedule of Lease liabilities
	December 31, 2025		December 31, 2024
Non-current
Lease liabilities	US$	731,304	US$	683,572

Current
Lease liabilities	US$	514,018	US$	415,466

Schedule of Terms and Conditions of Lease Liabilities

Terms and conditions of the lease liabilities are as follows:

		Incremental		December 31, 2025
	Currency	borrowing rate	Year of maturity	Face value		Carrying amount
Lease liabilities	Various	7% - 8.50%	2026 - 2029	US$	1,409,554	US$	1,245,332

		Incremental		December 31, 2024
	Currency	borrowing rate	Year of maturity	Face value		Carrying amount
Lease liabilities	Various	5% - 7.66%	2026 - 2029	US$	1,234,546	US$	1,099,038